Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The change in the carrying amount of goodwill during the year ended December 31, 2019 was the result of foreign currency translation adjustments as well as a $0.4 million addition associated with the acquisition of CrowdStorage (defined below). The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018, were as follows (in thousands):

Balance as of January 1, 2018	$836,970
Effect of Foreign Currency Translation	(2,115)
Balance as of December 31, 2018	834,855
Effect of CrowdStorage acquisition	453
Effect of Foreign Currency Translation	1,232
Balance as of December 31, 2019	$836,540

Schedule of Intangible Asset Balances
The following table presents intangible asset balances as of December 31, 2019 and 2018 (in thousands):

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,623	$(794,926)	$172,697	$964,100	$(717,648)	$246,452	10 years
2GIG 2.0 technology	17,000	(16,534)	466	17,000	(15,292)	1,708	8 years
Other technology	4,725	(2,858)	1,867	2,917	(1,667)	1,250	2 - 7 years
Space Monkey technology	7,100	(6,809)	291	7,100	(5,756)	1,344	6 years
Patents	12,885	(10,454)	2,431	12,123	(8,415)	3,708	5 years
Total definite-lived intangible assets:	1,009,333	(831,581)	177,752	1,003,240	(748,778)	254,462

Indefinite-lived intangible assets:
IP addresses	—	—	—	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	59	—	59	623	—	623
Total intangible assets, net	$1,009,392	$(831,581)	$177,811	$1,003,863	$(748,778)	$255,085

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process
Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2019 (in thousands):

2020	$68,996
2021	59,419
2022	48,973
2023	77
2024	5
Thereafter	—
Total estimated amortization expense	$177,470